Fair Value Measurements - Summary of Financial Assets that are Measured at Fair Value on a Recurring Basis (Detail) - Fair Value, Recurring [Member]	Dec. 31, 2020 USD ($)
Quoted Prices in Active Markets (Level 1)
Description
Investments held in Trust Account	$ 414,209,593
Quoted Prices in Active Markets (Level 1) | Public Warrants [Member]
Description
Derivative Liability	35,386,050
Quoted Prices in Active Markets (Level 1) | Private Placement Warrants [Member]
Description
Investments held in Trust Account	0
Significant Other Observable Inputs (Level 2)
Description
Investments held in Trust Account	0
Significant Other Observable Inputs (Level 2) | Public Warrants [Member]
Description
Derivative Liability	0
Significant Other Observable Inputs (Level 2) | Private Placement Warrants [Member]
Description
Investments held in Trust Account	0
Significant Other Unobservable Inputs (Level 3)
Description
Investments held in Trust Account	0
Significant Other Unobservable Inputs (Level 3) | Public Warrants [Member]
Description
Derivative Liability	0
Significant Other Unobservable Inputs (Level 3) | Private Placement Warrants [Member]
Description
Investments held in Trust Account	$ 18,415,060